INCOME TAXES - Temporary Differences Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Non-capital loss carryforwards	$ (595)	$ (514)
Investments	(1,059)	(1,314)
Insurance-related liabilities	4,273	3,763
Deferred policy acquisition costs	205	132
Tax credit carryforwards	0	(73)
Value of business acquired and other intangible assets	2,002	2,155
Reinsurance recoverables	(4,106)	(3,590)
Other	(85)	(84)
Total deferred tax liability	$ 635	$ 475	$ 0	$ 0